Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	$ 6,696.1	$ 6,679.9	$ 6,022.7
Cost of sales	4,771.7	4,821.9	4,383.9
Gross profit	1,924.4	1,858.0	1,638.8
Selling, general and administrative expenses	1,320.5	1,259.2	1,211.8
Reorganization costs, net	27.1	23.4
Impairment of goodwill, intangibles and other assets		52.5	19.7
Operating earnings (loss)	576.8	522.9	407.3
Interest expense, net	185.3	179.7	177.8
Loss on early extinguishment of debt		12.8
Income before taxes	391.5	330.4	229.5
Income tax provision	147.6	125.7	122.8
Net income (loss)	$ 243.9	$ 204.7	$ 106.7
Earnings per share:
Basic	$ 2.08	$ 1.55	$ 0.80
Diluted	$ 2.06	$ 1.54	$ 0.79
Weighted average shares outstanding:
Basic	117.4	132.1	133.5
Diluted	118.2	132.9	134.7